UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-2280

Name of Registrant:	Putnam Convertible Securities Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam Convertible Securities Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31/11

Date of reporting period:	07/01/2011 - 06/30/2012

Registrant :	Putnam Convertible Securities Fund
Fund Name :	Putnam Convertible Securities Fund
Date of fiscal year end:	10/31/2011

Advanced Micro Devices, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	AMD	CUSIP 007903107	05/10/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Bruce Claflin	Mgmt	For	For	For
	2	Elect W. Michael Barnes	Mgmt	For	For	For
	3	Elect John Caldwell	Mgmt	For	For	For
	4	Elect Henry Chow	Mgmt	For	For	For
	5	Elect Craig Conway	Mgmt	For	For	For
	6	Elect Nicholas Donofrio	Mgmt	For	For	For
	7	Elect Paulett Eberhart	Mgmt	For	For	For
	8	Elect Waleed Al Mokarrab Al Muhairi	Mgmt	For	For	For
	9	Elect Robert Palmer	Mgmt	For	For	For
	10	Elect Rory Read	Mgmt	For	For	For
	11	Ratification of Auditor	Mgmt	For	For	For
	12	Amendment to the 2004 Equity Incentive Plan	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For

Bed Bath & Beyond Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	BBBY	CUSIP 075896100	06/22/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Warren Eisenberg	Mgmt	For	For	For
	2	Elect Leonard Feinstein	Mgmt	For	For	For
	3	Elect Steven Temares	Mgmt	For	For	For
	4	Elect Dean Adler	Mgmt	For	For	For
	5	Elect Stanley Barshay	Mgmt	For	For	For
	6	Elect Klaus Eppler	Mgmt	For	For	For
	7	Elect Patrick Gaston	Mgmt	For	For	For
	8	Elect Jordan Heller	Mgmt	For	For	For
	9	Elect Victoria Morrison	Mgmt	For	For	For
	10	Ratification of Auditor	Mgmt	For	For	For
	11	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	12	2012 Incentive Compensation Plan	Mgmt	For	For	For

Comcast Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	CMCSA	CUSIP 20030N101	05/31/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Kenneth Bacon	Mgmt	For	For	For
	1.2	Elect Sheldon Bonovitz	Mgmt	For	For	For
	1.3	Elect Joseph Collins	Mgmt	For	For	For
	1.4	Elect J. Michael Cook	Mgmt	For	For	For
	1.5	Elect Gerald Hassell	Mgmt	For	For	For
	1.6	Elect Jeffrey Honickman	Mgmt	For	For	For
	1.7	Elect Eduardo Mestre	Mgmt	For	For	For
	1.8	Elect Brian Roberts	Mgmt	For	For	For
	1.9	Elect Ralph Roberts	Mgmt	For	For	For
	1.10	Elect Johnathan Rodgers	Mgmt	For	For	For
	1.11	Elect Judith Rodin	Mgmt	For	For	For
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Amendment to the 2002 Employee Stock Purchase Plan	Mgmt	For	For	For
	4	Amendment to the 2011 Employee Stock Purchase Plan	Mgmt	For	For	For
	5	Shareholder Proposal Regarding Cumulative Voting	ShrHldr	Against	Against	For
	6	Shareholder Proposal Regarding Independent Board Chairman	ShrHldr	Against	For	Against
	7	Shareholder Proposal Regarding Retention of Shares Until Retirement	ShrHldr	Against	Against	For
	8	Shareholder Proposal Regarding Poison Pills	ShrHldr	Against	For	Against

Hess Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	HES	CUSIP 42809H107	05/02/2012		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect John Hess	Mgmt	For	For	For
	2	Elect Samuel Bodman, III	Mgmt	For	For	For
	3	Elect Risa Lavizzo-Mourey	Mgmt	For	For	For
	4	Elect Craig Matthews	Mgmt	For	For	For
	5	Elect Ernst von Metzsch	Mgmt	For	For	For
	6	Ratification of Auditor	Mgmt	For	For	For
	7	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	8	Amendment to the 2008 Long-Term Incentive Plan	Mgmt	For	For	For
	9	Shareholder Proposal Regarding Declassification of the Board	ShrHldr	N/A	For	N/A

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Securities Fund

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2012